Accounts Receivable and Notes Receivable (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Receivables [Abstract]
Summary of accounts receivable

Accounts Receivable as of March 31, 2022 and December 31, 2021 consist of the following:

	March 31,	December 31,
(in thousands)	2022	2021
Oral drug accounts receivable	$2,535	$2,097
Capitated accounts receivable	721	665
FFS accounts receivable	15,518	12,530
Clinical trials accounts receivable	1,849	1,823
Other trade receivables	3,890	2,892
Total	$24,513	$20,007

Accounts Receivable as of December 31, 2021 and 2020 consist of the following:

(in thousands)	December 31, 2021	December 31, 2020
Oral drug accounts receivable	$2,097	$2,308
Capitated accounts receivable	665	353
FFS accounts receivable	12,530	10,962
Clinical trials accounts receivable	1,823	1,719
Other trade receivables	2,892	1,804
Total	$20,007	$17,146